DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities

December 25,
2021
Balance at Beginning of Period	$6,935

Initial Recognition of Derivative Liabilities	30,501
Change in Fair Value of Derivative Liabilities	(16,212)

Balance at End of Period	$21,224

Schedule of assumptions to measure fair value

	Top-Up Provision	Short-Term Warrant
Average Stock Price	$0.18	$0.18
Weighted-Average Probability	75.00%	nil
Term (in Years)	5.00	0.02
Expected Stock Price Volatility	115.00%	115.00%

Schedule of warrants issued

	Number of Warrants
September 2018 Bought Deal Equity Financing	7,840,909	(1)
December 2018 Bought Deal Equity Financing	13,640,000	(2)
March 2021 Private Placement	50,000,000	(3)

	71,480,909

Schedule of assumptions to measure fair value

Expected Stock Price Volatility	52.60%
Risk-Free Annual Interest Rate	0.06%
Expected Life (in Years)	0.23
Share Price	$0.23
Exercise Price	$0.39

Medmen Enterprises Inc. [Member]
Schedule of reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities

	2021	2020

Balance at Beginning of Year	$546,076	$9,343,485

Initial Recognition of Derivative Liabilities	7,228,211	-
Change in Fair Value of Derivative Liabilities	(838,767)	(8,797,409)

Balance at End of Year	$6,935,520	$546,076

Schedule of assumptions to measure fair value

Expected Stock Price Volatility	90.01%
Risk-Free Annual Interest Rate	0.06%
Expected Life	1.00
Share Price	$0.33
Exercise Price	$0.40

Schedule of warrants issued

	Number of Warrants

September Bought Deal Equity Financing	7,840,909	(2)(4)
December Bought Deal Equity Financing	13,640,000	(3)(4)
March 2021 Private Placement	50,000,000	(1)

Total	71,480,909